Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000256834
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bridgewater<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All Weather<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	ALLW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Bridgewater® All Weather® ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Bridgewater® All Weather® ETF	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 1,299,813,948
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2026

Total Net Assets$1,299,813,948 Number of Portfolio Holdings52 Portfolio Turnover Rate6%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	39.8%
Short-Term Investments	33.4%
Mutual Funds and Exchange Traded Products	22.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR Portfolio S&P 500 ETF	14.2%
U.S. Treasury Bills, 3.63%, due 08/06/26	4.9%
State Street SPDR Portfolio Emerging Markets ETF	4.6%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	4.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	4.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.8%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
State Street SPDR S&P China ETF	3.3%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	2.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Bridgewater® All Weather® ETF to the State Street® Bridgewater® All Weather® ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective March 1, 2026, the Fund changed its name from the SPDR® Bridgewater® All Weather® ETF to the State Street® Bridgewater® All Weather® ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253656
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Galaxy Digital Asset Ecosystem ETF
Trading Symbol	DECO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Galaxy Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Galaxy Digital Asset Ecosystem ETF	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[2]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 15,776,676
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2026

Total Net Assets$15,776,676 Number of Portfolio Holdings30 Portfolio Turnover Rate41%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Software	58.1%
Semiconductors & Semiconductor Equipment	15.3%
Capital Markets	8.3%
Financial Services	4.5%
Electrical Equipment	3.6%
Banks	2.2%
Industrial Conglomerates	1.8%
Mutual Funds and Exchange Traded Products	1.7%
Electronic Equipment, Instruments & Components	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Riot Platforms, Inc.	13.3%
Keel Infrastructure Corp.	9.2%
Cipher Digital, Inc.	8.9%
Cleanspark, Inc.	8.0%
Micron Technology, Inc.	4.3%
NVIDIA Corp.	4.0%
Palo Alto Networks, Inc.	3.8%
Robinhood Markets, Inc., Class A	3.8%
Datadog, Inc., Class A	3.6%
Crowdstrike Holdings, Inc., Class A	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Galaxy Digital Asset Ecosystem ETF to the State Street® Galaxy Digital Asset Ecosystem ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective March 1, 2026, the Fund changed its name from the SPDR® Galaxy Digital Asset Ecosystem ETF to the State Street® Galaxy Digital Asset Ecosystem ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253658
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Galaxy Hedged Digital Asset Ecosystem ETF
Trading Symbol	HECO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Galaxy Hedged Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Galaxy Hedged Digital Asset Ecosystem ETF	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[3]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 81,673,642
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2026

Total Net Assets$81,673,642 Number of Portfolio Holdings75 Portfolio Turnover Rate43%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Software	58.1%
Semiconductors & Semiconductor Equipment	15.5%
Capital Markets	8.3%
Financial Services	4.7%
Electrical Equipment	3.4%
Banks	2.2%
Industrial Conglomerates	1.8%
Mutual Funds and Exchange Traded Products	1.7%
Electronic Equipment, Instruments & Components	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Riot Platforms, Inc.	13.4%
Keel Infrastructure Corp.	9.1%
Cipher Digital, Inc.	8.8%
Cleanspark, Inc.	7.9%
Micron Technology, Inc.	4.3%
NVIDIA Corp.	3.9%
Palo Alto Networks, Inc.	3.8%
Robinhood Markets, Inc., Class A	3.7%
Crowdstrike Holdings, Inc., Class A	3.7%
Datadog, Inc., Class A	3.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Galaxy Hedged Digital Asset Ecosystem ETF to the State Street® Galaxy Hedged Digital Asset Ecosystem ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective January 26, 2026, the Fund’s principal investment strategy will be revised to include (i) investing in exchange-traded funds that hold equity securities of companies in the crypto asset and blockchain industries, (ii) engaging in put spreads on portfolio investments, and (iii) purchasing put options on securities of companies within the crypto asset and blockchain industries that are not portfolio holdings.

Material Fund Change Name [Text Block]

Effective March 1, 2026, the Fund changed its name from the SPDR® Galaxy Hedged Digital Asset Ecosystem ETF to the State Street® Galaxy Hedged Digital Asset Ecosystem ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Strategies [Text Block]

Effective January 26, 2026, the Fund’s principal investment strategy will be revised to include (i) investing in exchange-traded funds that hold equity securities of companies in the crypto asset and blockchain industries, (ii) engaging in put spreads on portfolio investments, and (iii) purchasing put options on securities of companies within the crypto asset and blockchain industries that are not portfolio holdings.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253657
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Galaxy Transformative Tech Accelerators ETF
Trading Symbol	TEKX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Galaxy Transformative Tech Accelerators ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Galaxy Transformative Tech Accelerators ETF	$35	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[4]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 6,073,218
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2026

Total Net Assets$6,073,218 Number of Portfolio Holdings35 Portfolio Turnover Rate49%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Software	49.9%
Electrical Equipment	13.5%
Semiconductors & Semiconductor Equipment	12.8%
Metals & Mining	3.2%
Electronic Equipment, Instruments & Components	3.1%
Electric Utilities	3.0%
Capital Markets	2.5%
Machinery	2.3%
Industrial Conglomerates	2.3%
Oil, Gas & Consumable Fuels	1.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Riot Platforms, Inc.	13.0%
Keel Infrastructure Corp.	8.6%
Cipher Digital, Inc.	7.3%
Siemens Energy AG	6.8%
Cleanspark, Inc.	5.2%
Micron Technology, Inc.	4.3%
NVIDIA Corp.	4.0%
Palo Alto Networks, Inc.	3.8%
Datadog, Inc., Class A	3.7%
Crowdstrike Holdings, Inc., Class A	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Galaxy Transformative Tech Accelerators ETF to the State Street® Galaxy Transformative Tech Accelerators ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective March 1, 2026, the Fund changed its name from the SPDR® Galaxy Transformative Tech Accelerators ETF to the State Street® Galaxy Transformative Tech Accelerators ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000255285
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> IG Public & Private Credit ETF
Trading Symbol	PRIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® IG Public & Private Credit ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® IG Public & Private Credit ETF	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[5]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 829,686,486
Holdings Count | Holding	329
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2026

Total Net Assets$829,686,486 Number of Portfolio Holdings329 Portfolio Turnover Rate37%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
U.S. Government Agency Obligations	19.7%
U.S. Treasury Obligations	17.2%
Asset-Backed Securities	9.4%
Mortgage-Backed Securities	9.0%
Banks	7.3%
Pharmaceuticals	2.8%
Electric	2.6%
Pipelines	2.5%
Mining	1.8%
Airlines	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	6.8%
U.S. Treasury Bonds, 4.75%, due 08/15/55	4.8%
U.S. Treasury Bonds, 4.63%, due 02/15/55	4.2%
Federal National Mortgage Association, 4.50%, due 04/01/55	2.9%
Federal Home Loan Mortgage Corp., 5.50%, due 01/01/55	2.7%
Federal Home Loan Mortgage Corp., 5.00%, due 12/01/54	2.6%
Federal National Mortgage Association, 5.00%, due 09/01/53	2.4%
Federal National Mortgage Association, 4.50%, due 09/01/55	2.3%
Federal National Mortgage Association, 5.00%, due 11/01/54	2.1%
AP Fides Holdings LLC, 6.00%, due 11/30/48	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® SSGA IG Public & Private Credit ETF to the State Street® IG Public & Private Credit ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective February 26, 2026, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.70% to 0.55% of the Fund’s average daily net assets.

Material Fund Change Name [Text Block]

Effective March 1, 2026, the Fund changed its name from the SPDR® SSGA IG Public & Private Credit ETF to the State Street® IG Public & Private Credit ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Expenses [Text Block]	Effective February 26, 2026, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.70% to 0.55% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262892
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Duration IG Public & Private Credit ETF
Trading Symbol	PRSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Short Duration IG Public & Private Credit ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Short Duration IG Public & Private Credit ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[6]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 104,040,153
Holdings Count | Holding	151
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2026

Total Net Assets$104,040,153 Number of Portfolio Holdings151 Portfolio Turnover Rate131%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
U.S. Treasury Obligations	33.9%
Asset-Backed Securities	12.2%
U.S. Government Agency Obligations	8.5%
Mortgage-Backed Securities	6.6%
Banks	6.1%
Private Credit Securities	2.7%
Electric	2.3%
Mining	2.1%
Financial Services	1.8%
Pipelines	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.75%, due 12/31/28	20.1%
U.S. Treasury Notes, 3.63%, due 08/15/28	13.7%
Cross Mortgage Trust, Class A1, 5.13%, due 03/25/71	2.9%
Federal National Mortgage Association, 4.50%, due 05/01/41	2.4%
RCKT Mortgage Trust, Class A1A, 4.76%, due 02/25/56	2.3%
Federal Home Loan Mortgage Corp., 5.00%, due 08/01/40	2.3%
Federal Home Loan Mortgage Corp., 5.00%, due 01/01/41	1.8%
Federal Home Loan Mortgage Corp., 5.00%, due 02/01/41	1.7%
Minera Los Pelambres, 7.07%, due 11/30/44	1.5%
North Haven Private Income Fund LLC, 8.92%, due 03/01/27	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective February 26, 2026, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.59% to 0.45% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective February 26, 2026, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the Fund’s management fee from 0.59% to 0.45% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000270241
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> IG Public & Private ABS ETF
Trading Symbol	PRAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® IG Public & Private ABS ETF (the "Fund") for the period of March 11, 2026 (commencement of operations) through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® IG Public & Private ABS ETF	$5	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.39%	[7]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
AssetsNet	$ 25,015,406
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2026

Total Net Assets$25,015,406 Number of Portfolio Holdings60 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Asset-Backed Securities	61.2%
Mortgage-Backed Securities	36.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
American Express Credit Account Master Trust, Class A, 5.23%, due 09/15/28	4.0%
Verus Securitization Trust, Class M1, 6.80%, due 03/25/69	3.0%
PK ALIFT Loan Funding 8 LP, Class D, 5.60%, due 09/15/43	3.0%
Navient Private Education Refi Loan Trust, Class A, 0.97%, due 12/16/69	2.8%
Pagaya AI Debt Grantor Trust, Class A, 4.87%, due 10/15/32	2.6%
GM Financial Consumer Automobile Receivables Trust, Class A4, 4.86%, due 06/18/29	2.4%
Ford Credit Auto Owner Trust, Class A4, 5.06%, due 02/15/29	2.2%
BA Credit Card Trust, Class A, 4.93%, due 05/15/29	2.0%
Toyota Auto Receivables Owner Trust, Class A4, 4.77%, due 04/16/29	2.0%
Zayo Issuer LLC, Class A2, 5.65%, due 03/20/55	2.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.